Apr. 27, 2020
SUPPLEMENT DATED July 22, 2020
TO THE PROSPECTUS DATED April 27, 2020

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price U.S. High Yield Fund, please delete the fifth paragraph in the entirety.